Operating Leases and Obligations Related to Finance Leases - Finance Leases (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Finance Leased Assets [Line Items]
Finance Lease, Liability	$ 233,816	$ 360,043
Current obligations related to finance leases (note 7)	20,005	78,476
Long-term obligations related to finance leases (note 7)	$ 213,811	$ 281,567